ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2023
Interest expense payable s	$55,856	$60,522
Property and equipment payables	25,940	45,499
Operating expense and other accruals and liabilities	19,250	16,459
Staff cost accruals	9,874	7,511
Advance customer deposits and ticket sales	5,644	4,432
Operating lease liabilities	1,553	1,091

Accrued expenses and other current liabilities	$118,117	$135,514